Document and Entity Information	May 25, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001369568
Document Type	8-K
Document Period End Date	May 25, 2023
Entity Registrant Name	CATALYST PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33057
Entity Tax Identification Number	76-0837053
Entity Address, Address Line One	355 Alhambra Circle
Entity Address, Address Line Two	Suite 801
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	420-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CPRX
Entity Emerging Growth Company	false